DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2025
Disclosure Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The company’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Fuel and power purchases(1)		$(522)	$(718)	$(560)
Salaries and benefits		(285)	(332)	(263)
Operations and maintenance		(201)	(289)	(252)
Water royalties, property taxes and other regulatory fees		(187)	(208)	(169)
Professional fees		(127)	(90)	(70)
Insurance		(53)	(64)	(52)
Other related party services	28	(25)	(2)	(2)
Other		(95)	(64)	(98)
		$(1,495)	$(1,767)	$(1,466)
(1)Fuel and power purchases are primarily attributable to our portfolio in the U.S. and Colombia.
Direct operating costs exclude depreciation expense of $1,240 million (2024: $1,262 million and 2023: $1,342 million) which is presented separately Refer to Note 13- Property, plant and equipment, at fair value.